Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - shares	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Statement of Cash Flows [Abstract]
Cancelled shares of class B ordinary shares	5,000,000	5,000,000